FINANCIAL INSTRUMENTS - Disclosure of detailed information about aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 9,941	$ 2,752
Less allowance for doubtful accounts	(37)	(169)	$ (188)
Net trade accounts receivable	9,904	2,583
Other receivables	3,195	976
Accounts receivable	13,099	3,559
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	9,509	1,990
Past due 31-60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	160	328
Past due 61-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	90	34
Past due 91-120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	32	24
Past due over 120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 150	$ 376